Average Annual Total Returns - Growth and Income Fund	Fund Shares 1 Year	Fund Shares 5 Years (or Life of Class)	Fund Shares 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years (or Life of Class)	Inst. Shares 1 Year	Inst. Shares 5 Years (or Life of Class)		Inst. Shares 10 Years (or Life of Class)	Class A 1 Year	Class A 5 Years (or Life of Class)	Class A 10 Years (or Life of Class)		Russell 3000® Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Russell 3000® Index (reflects no deduction for fees, expenses, or taxes) 5 Years (or Life of Class)	Russell 3000® Index (reflects no deduction for fees, expenses, or taxes) 10 Years (or Life of Class)	Lipper Multi-Cap Core Funds Index (reflects no deduction for taxes) 1 Year	Lipper Multi-Cap Core Funds Index (reflects no deduction for taxes) 5 Years (or Life of Class)	Lipper Multi-Cap Core Funds Index (reflects no deduction for taxes) 10 Years (or Life of Class)
Total	21.77%	8.33%	11.10%	15.93%	6.12%	9.57%	16.97%	6.38%	9.03%	21.84%	8.52%	[1]		14.50%	6.77%	10.52%	[1]	31.02%	11.24%	13.41%	29.31%	9.73%	11.81%

[1]	The inception dates of the Class A shares (redesignated from Adviser Shares) and Institutional Shares are August 1, 2010, and August 7, 2015, respectively.